CHARGES ON ASSETS	12 Months Ended
Dec. 31, 2019
CHARGES ON ASSETS [abstract]
Disclosure of charges on assets
39.	CHARGES ON ASSETS

CNOOC NWS Private Limited, a wholly-owned subsidiary of the Group, together with the other joint venture partners and the operator of the NWS Project, signed a Deed of Cross Charge and an Extended Deed of Cross Charge whereby certain liabilities incurred or to be incurred, if any, by the Company in respect of the NWS Project are secured by its interest in the NWS Project.